Financial risk management - Commodity and other price risk (Details) pound in Millions, million_BTU in Millions, metric_tonne in Millions, U.S._liquid_gallon in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) metric_tonne $ / metric_tonne $ / million_BTU $ / pound pound million_BTU U.S._liquid_gallon $ / U.S._liquid_gallon	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ 13	$ (22)	$ 1
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Basis points	10.00%
Commodity price risk | Unrealized gains (losses)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on derivatives | $	$ 13	(22)	1
Commodity price risk | Component of cost of sales
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net gain (loss) in fair value of derivatives | $	$ (20)	$ (18)	$ 20
High density polyethylene swaps | Currency forwards | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	8,250,000
High density polyethylene swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.79
High density polyethylene swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.79
Aluminum swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | metric_tonne	111
Aluminum swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / metric_tonne	1,953.5
Aluminum swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / metric_tonne	1,953.5
Aluminum Midwest Premium swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	111
Aluminum Midwest Premium swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	395.36
Aluminum Midwest Premium swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	395.36
Natural gas swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | million_BTU	4,334,903
Natural gas swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / million_BTU	2.33
Natural gas swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / million_BTU	2.86
Ethylene | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	2,152,533
Ethylene | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.29
Ethylene | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.29
Polymer-grade propylene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	52,015,428
Polymer-grade propylene swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.36
Polymer-grade propylene swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.41
Benzene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | U.S._liquid_gallon	9,065,148
Benzene swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	2.23
Benzene swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	2.55
Diesel swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | U.S._liquid_gallon	4,865,790
Diesel swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	3.00
Diesel swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range | $ / U.S._liquid_gallon	3.30
Low-density polyethylene swaps | Swaps | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted volume | pound	12,000,000
Low-density polyethylene swaps | Bottom of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.84
Low-density polyethylene swaps | Top of range | Swaps | United States of America, Dollars | Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contracted price range	0.84